Consolidated Statements of Operations		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE		$ 1,765,741	$ 13,792,030	$ 11,198,252	$ 16,870,748
OPERATING EXPENSES:
Selling, general and administrative expenses		(2,125,852)	(16,604,828)	(15,700,930)	(15,140,959)
Total operating expenses		(2,125,852)	(16,604,828)	(15,700,930)	(15,140,959)
INCOME (LOSS) FROM OPERATIONS		(360,111)	(2,812,798)	(4,502,678)	1,729,789
OTHER INCOME (EXPENSE)
Interest income		545,193	4,258,450	1,058,222	1,219
Other income		22,127	172,832	216,000
Other expenses		(17,834)	(139,296)	(232,002)	(82,200)
Impairment loss on long-term investment		(251,315)	(1,963,000)
Total other income (expense), net		298,171	2,328,986	1,042,220	(80,981)
INCOME (LOSS) BEFORE INCOME TAXES		(61,940)	(483,812)	(3,460,458)	1,648,808
INCOME TAX (EXPENSES) BENEFITS				(381,820)	(70,184)
NET INCOME (LOSS)		$ (61,940)	$ (483,812)	$ (3,842,278)	$ 1,578,624
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic*	[1]	20,256,099	20,256,099	17,076,111	15,000,000
Diluted*	[1]	20,256,099	20,256,099	17,076,111	15,000,000
EARNINGS (LOSS) PER SHARE
Basic* | (per share)	[1]	$ (0.003)	$ (0.02)	$ (0.23)	$ 0.11
Diluted* | (per share)	[1]	$ (0.003)	$ (0.02)	$ (0.23)	$ 0.11

[1]	Giving retroactive effect to the 150,000-for-1 share split effected on July 15, 2021.